Note 6 - Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 6 – INVESTMENT SECURITIES

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more, and are not other than temporarily impaired, were as follows:

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
June 30, 2015:
Debt securities issued by U.S. government corporations and agencies	$3,200	$5	$4,472	$26	$7,672	$31
Obligations of states and municipalities	3,795	80	1,440	60	5,235	140
Mortgage-backed securities	10,250	136	25,581	581	35,831	717
Total temporarily impaired securities	17,245	221	31,493	667	48,738	888

Other-than-temporarily impaired securities
Mortgage-backed securities	17	-	252	26	$269	26
Total temporarily impaired and other-than-temporarily impaired securities	$17,262	$221	$31,745	$693	$49,007	$914

December 31, 2014:
Debt securities issued by U.S. Government corporations and agencies	$4,486	$12	13,077	$127	$17,563	$139
Obligations of states and municipalities	526	12	1,772	40	2,298	52
Mortgage-backed securities	1,422	6	36,550	593	37,972	599
Total temporarily impaired securities	6,434	30	51,399	760	57,833	790

Other-than-temporarily impaired securities:
Mortgage-backed securities	-	-	274	30	274	30
Total temporarily impaired and other- than-temporarily impaired securities	$6,434	$30	51,673	$790	$58,107	$820

The investments in the Company’s investment portfolio that were temporarily impaired as of June 30, 2015 consisted of debt issued by states and municipalities and U.S. government agencies and sponsored enterprises. The Company’s management anticipates that the fair value of securities that are currently impaired will recover to cost basis. As the Company has the ability and intent to hold securities for the foreseeable future, no declines are deemed to be other than temporary, unless otherwise noted above.

The following tables summarize the amounts and distribution of the Company’s investment securities held as of June 30, 2015 and December 31, 2014:

	INVESTMENT PORTFOLIO
	(In Thousands)

	June 30, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Loss	Value	Yield

AVAILABLE-FOR-SALE SECURITIES
U.S. government and agency securities
Due after one to five years	$14,703	$14	$31	$14,686	1.26%
Due after five to ten years	500	4	-	504	1.85%
Total U.S. government and agency securities	15,203	18	31	15,190	1.28%
State and municipal securities
Due after one to five years	376	6	-	382	4.25%
Due after five to ten years	4,758	139	46	4,851	3.66%
Due after ten to fifteen years	7,287	289	50	7,526	4.19%
Due beyond fifteen years	2,512	1	44	2,469	3.20%
Total state and municipal securities	14,933	435	140	15,228	3.86%
Mortgage-backed securities
Due after one to five years	465	8	-	473	3.11%
Due after five to ten years	1,674	33	2	1,705	3.33%
Due after ten to fifteen years	26,470	39	346	26,163	2.43%
Due beyond fifteen years	16,543	27	395	16,175	3.07%
Total mortgage-backed securities	45,152	107	743	44,516	2.71%
SBA loan pool
Due after five to ten years	382	30	-	412	4.68%
Total SBA loan pool	382	30	-	412	4.68%

Total available-for-sale securities	$75,670	$590	$914	$75,346	2.66%

	INVESTMENT PORTFOLIO
	(In Thousands)

	December 31,2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Loss	Value	Yield

AVAILABLE-FOR-SALE SECURITIES
U.S. government and agency securities
Due after one to five years	$16,702	$1	$135	$16,568	1.21%
Due after five to ten years	1,500	-	4	1,496	1.83%
Total U.S. government and agency securities	18,202	1	139	18,064	1.27%
State and municipal securities
Due after one to five years	559	24	-	583	2.26%
Due after five to ten years	4,835	184	31	4,988	3.22%
Due after ten to fifteen years	8,065	445	21	8,489	3.23%
Due beyond fifteen years	2,513	26	-	2,539	3.09%
Total state and municipal securities	15,972	679	52	16,599	3.18%
Mortgage-backed securities
Due within one year	-	-	-	-	-
Due after one to five years	588	14	-	602	2.97%
Due after five to ten years	1,846	36	1	1,881	2.25%
Due after ten to fifteen years	28,811	42	360	28,493	1.78%
Due beyond fifteen years	17,912	48	268	17,692	2.38%
Total mortgage-backed securities	49,157	140	629	48,668	2.03%
SBA loan pool
Due after ten to fifteen years	440	34	-	474	4.96%
Total SBA loan pool	440	34	-	474	4.96%

Total available-for-sale securities	$83,771	$854	$820	$83,805	2.36%

During the six months ended June 30, 2015, there were proceeds of $1.1 million from sales of available-for-sale securities. Gross realized gains on these sales amounted to $69 thousand. The tax expense applicable to these gross realized gains amounted to $23 thousand.

During the six months ended June 30, 2014, there were proceeds of $1.1 million from sales of available-for-sale securities. Gross realized gains on these sales amounted to $103 thousand. The tax expense applicable to these gross realized gains amounted to $35 thousand.

NOTE 3 - INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

Debt securities have been classified in the consolidated balance sheets according to management’s intent. The amortized cost of securities and their approximate fair values are as follows as of December 31:

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
	(In Thousands)
December 31, 2014:
Debt securities issued by U.S. government corporations and agencies	$18,202	$1	$139	$18,064
Obligations of states and municipalities	15,972	679	52	16,599
Mortgage-backed securities	49,157	140	629	48,668
SBA loan pools	440	34	-	474
Money market mutual funds	1	-	-	1
	83,772	854	820	83,806
Money market mutual funds included in cash and cash equivalents	(1)	-	-	(1)
	$83,771	$854	$820	$83,805

December 31, 2013:
Debt securities issued by U.S. government corporations and agencies	$18,767	$-	$520	$18,247
Obligations of states and municipalities	13,780	391	198	13,973
Mortgage-backed securities	56,799	126	2,357	54,568
SBA loan pools	611	50	-	661
Money market mutual funds	346	-	-	346
	90,303	567	3,075	87,795
Money market mutual funds included in cash and cash equivalents	(346)	-	-	(346)
	$89,957	$567	$3,075	$87,449

The scheduled maturities of securities were as follows as of December 31, 2014:

Fair
Value
(In Thousands)
Due after one year through five years	$16,568
Due after five years through ten years	7,067
Due after ten years	11,028
Mortgage-backed securities	48,668
SBA loan pools	474
$83,805

During 2014, proceeds from sales of available-for-sale securities amounted to $1,712,000. Gross realized gains on those sales amounted to $150,000. The tax expense applicable to these gross realized gains amounted to $51,000. During 2013, proceeds from sales of available-for-sale securities amounted to $11,493,000. Gross realized gains on those sales amounted to $126,000. The tax expense applicable to these gross realized gains amounted to $43,000.

There were no securities of issuers that exceeded 10% of stockholders’ equity at December 31, 2014.

As of December 31, 2014 and 2013, the total carrying amounts of securities pledged for securities sold under agreements to repurchase and public deposits were $17,271,000 and $15,418,000, respectively.

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more are as follows:

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
December 31, 2014:
Debt securities issued by U.S. Government corporations and agencies	$4,486	$12	$13,077	$127	$17,563	$139
Obligations of states and municipalities	526	12	1,772	40	2,298	52
Mortgage-backed securities	1,422	6	36,550	593	37,972	599
Total temporarily impaired securities	6,434	30	51,399	760	57,833	790

Other-than-temporarily impaired securities:
Mortgage-backed securities	-	-	274	30	274	30
Total temporarily impaired and other- than-temporarily impaired securities	$6,434	$30	$51,673	$790	$58,107	$820

December 31, 2013:
Debt securities issued by U.S. Government corporations and agencies	$18,247	$520	$-	$-	$18,247	$520
Obligations of states and municipalities	3,340	198	-	-	3,340	198
Mortgage-backed securities	42,185	1,958	6,240	359	48,425	2,317
Total temporarily impaired securities	63,772	2,676	6,240	359	70,012	3,035

Other-than-temporarily impaired securities:
Mortgage-backed securities	-	-	331	40	331	40
Total temporarily impaired and other- than-temporarily impaired securities	$63,772	$2,676	$6,571	$399	$70,343	$3,075

The investments in the Company’s investment portfolio that are temporarily impaired as of December 31, 2014 consist of debt issued by states of the United States and political subdivisions of the states and U.S. government corporations and agencies. Company management considers investments with an unrealized loss as of December 31, 2014 to be only temporarily impaired because the impairment is attributable to changes in market interest rates and current market inefficiencies. Company management anticipates that the fair value of securities that are currently impaired will recover to cost basis. As management has the intent and ability to hold these securities for the foreseeable future, no declines are deemed to be other than temporary.

The following table summarizes other-than-temporary impairment losses on debt securities for the years ended December 31, 2014 and 2013:

	2014	2013
	Mortgage-Backed	Mortgage-Backed
	Securities	Securities
	(In Thousands)
Total other-than-temporary impairment losses	$38	$57
Less: unrealized other-than-temporary losses recognized in other comprehensive income/loss (1)	(30)	(40)

Net impairment losses recognized in earnings (2)	$8	$17

(1) Represents the noncredit component of the other-than-temporary impairment on the securities.

(2) Represents the credit component of the other-than-temporary impairment on securities.

Activity related to the credit component recognized in earnings on debt securities held by the Company for which a portion of other-than-temporary impairment was recognized in other comprehensive income for the year ended December 31, 2014 is as follows:

Mortgage-Backed
Securities
(In Thousands)
Balance, December 31, 2013	$29
Additions for the credit component on debt securities in which other-than-temporary impairment was previously recognized	8
Balance, December 31, 2014	$37

For the year ended December 31, 2014, securities with other-than-temporary impairment losses related to credit that were recognized in earnings consisted of three private label collateralized mortgage obligations (CMOs). The par value of these three securities were written down by $8,000 by the issuers.

Activity related to the credit component recognized in earnings on debt securities held by the Company for which a portion of other-than-temporary impairment was recognized in other comprehensive loss for the year ended December 31, 2013 is as follows:

Mortgage-Backed
Securities
(In Thousands)
Balance, December 31, 2012	$12
Additions for the credit component on debt securities in which other-than-temporary impairment was previously recognized	17
Balance, December 31, 2013	$29

For the year ended December 31, 2013, securities with other-than-temporary impairment losses related to credit that were recognized in earnings consisted of three private label collateralized mortgage obligations (CMOs). The par value of these three securities were written down by $17,000 by the issuers.